Leases - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating Leases Maturity Term	The Company’s lease obligations primarily consist of operating leases for its headquarters complex and domestic and international office facilities, with lease periods expiring between fiscal years 2026 and 2029, some of which include options to extend up to 12 months.	The Company’s lease obligations primarily consist of operating leases for its headquarters complex, and domestic and international office facilities, with lease periods expiring between fiscal years 2026 and 2029, some of which include options to extend up to 12 months.
Description of Renewals for Lease Scheduled Termination Date		the Company executed three lease renewals for a period of five years and extinguished one lease prior to its scheduled termination date.
Operating Lease, Weighted Average Remaining Lease Term	3 years 4 months 24 days	4 years	2 years 3 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	9.90%	9.80%	10.70%